VIRTUS Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.4%
Communication Services—5.9%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	$50	$ 45
Cable One, Inc. 144A 4.000%, 11/15/30(1)	50	40
Live Nation Entertainment, Inc. 144A 3.750%, 1/15/28(1)	50	48
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	50	45
Sirius XM Radio LLC 144A 5.000%, 8/1/27(1)	50	49
Snap, Inc. 144A 6.875%, 3/1/33(1)	25	25
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	50	44
		296

Consumer Discretionary—15.4%
Acushnet Co. 144A 7.375%, 10/15/28(1)	50	52
Amer Sports Co. 144A 6.750%, 2/16/31(1)	50	51
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	50	50
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	50	52
FirstCash, Inc. 144A 6.875%, 3/1/32(1)	50	51
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	50	50
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	50	49
Levi Strauss & Co. 144A 3.500%, 3/1/31(1)	50	44
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	50	52
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	50	45
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	50	52
Phinia, Inc. 144A 6.750%, 4/15/29(1)	50	51
Sonic Automotive, Inc. 144A 4.625%, 11/15/29(1)	50	46
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	50	45
TopBuild Corp. 144A 4.125%, 2/15/32(1)	50	44
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	30	30
		764

Consumer Staples—3.4%
BellRing Brands, Inc. 144A 7.000%, 3/15/30(1)	50	52
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	50	49
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	50	50
	Par Value	Value

Consumer Staples—continued
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	$16	$ 17
		168

Energy—9.0%
Civitas Resources, Inc. 144A 8.625%, 11/1/30(1)	50	52
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	50	46
Crescent Energy Finance LLC 144A 7.625%, 4/1/32(1)	50	49
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	50	50
Matador Resources Co. 144A 6.500%, 4/15/32(1)	50	50
Permian Resources Operating LLC 144A 7.000%, 1/15/32(1)	50	51
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	50	48
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	45	46
Venture Global LNG, Inc. 144A 9.500%, 2/1/29(1)	50	54
		446

Financials—18.8%
APH Somerset Investor 2 LLC 144A 7.875%, 11/1/29(1)	50	49
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	50	50
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(1)	50	53
Freedom Mortgage Corp. 144A 12.000%, 10/1/28(1)	50	54
goeasy Ltd. 144A 6.875%, 5/15/30(1)	50	49
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	50	51
Kinetik Holdings LP 144A 6.625%, 12/15/28(1)	50	51
Level 3 Financing, Inc. 144A 10.500%, 4/15/29(1)	50	55
Nationstar Mortgage Holdings, Inc. 144A 6.500%, 8/1/29(1)	50	51
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	50	50
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	50	52
PRA Group, Inc. 144A 8.875%, 1/31/30(1)	50	52
Rocket Mortgage LLC 144A 3.625%, 3/1/29(1)	50	46
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	50	50
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	50	50
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	50	50
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	50	54
See Notes to Schedule of Investments

VIRTUS Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	$50	$ 52
WEX, Inc. 144A 6.500%, 3/15/33(1)	13	13
		932

Health Care—2.3%
DaVita, Inc. 144A 6.875%, 9/1/32(1)	50	51
Insulet Corp. 144A 6.500%, 4/1/33(1)	15	15
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	50	49
		115

Industrials—19.6%
ADT Security Corp. (The) 144A 4.875%, 7/15/32(1)	50	47
Advanced Drainage Systems, Inc. 144A 6.375%, 6/15/30(1)	50	50
APi Group DE, Inc. 144A 4.750%, 10/15/29(1)	50	47
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	50	51
Aris Water Holdings LLC 144A 7.250%, 4/1/30(1)	4	4
Axon Enterprise, Inc. 144A 6.125%, 3/15/30(1)	37	37
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	50	53
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	50	47
Boise Cascade Co. 144A 4.875%, 7/1/30(1)	50	47
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	50	48
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	50	50
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	50	47
Clean Harbors, Inc. 144A 5.125%, 7/15/29(1)	50	49
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	50	47
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	50	51
Herc Holdings, Inc. 144A 6.625%, 6/15/29(1)	50	50
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	50	51
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	50	50
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	50	52
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	50	47
	Par Value	Value

Industrials—continued
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	$50	$ 48
		973

Information Technology—7.9%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	50	49
Ciena Corp. 144A 4.000%, 1/31/30(1)	50	46
Elastic N.V. 144A 4.125%, 7/15/29(1)	50	47
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	50	48
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	50	47
PTC, Inc. 144A 4.000%, 2/15/28(1)	50	48
Sabre GLBL, Inc. 144A 10.750%, 11/15/29(1)	50	50
WESCO Distribution, Inc.
144A 6.625%, 3/15/32(1)	50	51
144A 6.375%, 3/15/33(1)	5	5
		391

Materials—8.2%
FMG Resources August 2006 Pty Ltd. 144A 6.125%, 4/15/32(1)	50	49
Graphic Packaging International LLC 144A 6.375%, 7/15/32(1)	50	50
Hecla Mining Co. 7.250%, 2/15/28	50	51
Knife River Corp. 144A 7.750%, 5/1/31(1)	50	52
Mineral Resources Ltd. 144A 9.250%, 10/1/28(1)	50	50
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	50	50
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	50	52
Smyrna Ready Mix Concrete LLC 144A 8.875%, 11/15/31(1)	50	52
		406

Real Estate—2.9%
Forestar Group, Inc. 144A 5.000%, 3/1/28(1)	50	49
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	50	48
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	50	50
		147

Utilities—2.0%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	50	49

See Notes to Schedule of Investments

VIRTUS Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

	Utilities—continued
Talen Energy Supply LLC 144A 8.625%, 6/1/30(1)	$50	$ 53
		102

	Total Corporate Bonds and Notes (Identified Cost $4,811)	4,740

	Total Long-Term Investments—95.4% (Identified Cost $4,811)	4,740

	TOTAL INVESTMENTS—95.4% (Identified Cost $4,811)	$4,740
	Other assets and liabilities, net—4.6%	228
	NET ASSETS—100.0%	$4,968

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $4,689 or 94.4% of net assets.

Country Weightings†
United States	90%
Canada	3
Australia	3
Bermuda	2
Netherlands	1
Cayman Islands	1
Total	100%
† % of total investments as of March 31, 2025.

The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$4,740	$4,740
Total Investments	$4,740	$4,740
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix High Yield MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.
4